SIGNIFICANT RELATED PARTY BALANCES AND TRANSACTIONS - Significant related party transactions - Table Content (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Sales of goods and services rendered
Sales of materials and finished goods	¥ 14,031,533	¥ 12,253,624	¥ 13,946,612
Provision of utility services	709,744	575,687	329,900
Purchase of goods and services
Rental expenses for buildings and land use rights charged	474,567	509,684	590,657
Other significant related party transactions
Entrusted loans and other borrowings to related parties	1,600,000	212,400	140,000
Interest income on entrusted loans and other borrowings to related parties	65,430	31,373	14,061
Financial guarantee provided to related party	18,350	24,245	358,370
Provision of engineering, construction and supervisory services
Sales of goods and services rendered
Services rendered	79,141	142,746	46,328
Rental revenue of land use rights and buildings
Sales of goods and services rendered
Rental revenue of land use rights and buildings	41,301	33,231	34,725
Purchases of key and auxiliary materials, equipment and finished goods
Purchase of goods and services
Purchase of goods	10,367,151	5,457,311	3,330,668
Provision of utilities services
Sales of goods and services rendered
Provision of utility services	1,416,883	689,860	643,597
Chinalco and its subsidiaries
Sales of goods and services rendered
Sales of materials and finished goods	10,612,330	10,311,722	10,998,505
Provision of utility services	581,566	567,628	314,544
Purchase of goods and services
Rental expenses for buildings and land use rights charged	474,567	509,558	590,657
Other significant related party transactions
Interest income from the unpaid disposal proceeds from related parties	117,587	246,149	326,217
Chinalco and its subsidiaries | Provision of engineering, construction and supervisory services
Sales of goods and services rendered
Services rendered	77,095	101,323	46,328
Chinalco and its subsidiaries | Rental revenue of land use rights and buildings
Sales of goods and services rendered
Rental revenue of land use rights and buildings	40,875	33,231	34,476
Chinalco and its subsidiaries | Purchases of engineering, construction and supervisory services
Purchase of goods and services
Purchase of services	1,205,355	1,525,349	1,737,344
Chinalco and its subsidiaries | Purchases of key and auxiliary materials, equipment and finished goods
Purchase of goods and services
Purchase of goods	3,849,889	1,626,782	1,640,051
Chinalco and its subsidiaries | Provision of social services and logistics services
Purchase of goods and services
Purchase of services	326,830	307,354	324,872
Chinalco and its subsidiaries | Provision of utilities services
Sales of goods and services rendered
Provision of utility services	1,397,346	686,474	643,597
Chinalco and its subsidiaries | Provision of product processing services rendered
Purchase of goods and services
Purchase of services			62,623
Associates of Chinalco
Sales of goods and services rendered
Sales of materials and finished goods	682,992	688,308	703,628
Provision of utility services	8,776	4,444	14,803
Associates of Chinalco | Rental revenue of land use rights and buildings
Sales of goods and services rendered
Rental revenue of land use rights and buildings			249
Joint ventures
Sales of goods and services rendered
Sales of materials and finished goods	2,031,159	648,145	79,034
Provision of utility services	118,280	3,031
Purchase of goods and services
Rental expenses for buildings and land use rights charged		126
Other significant related party transactions
Entrusted loans and other borrowings to related parties	500,000	212,400	140,000
Interest income on entrusted loans and other borrowings to related parties	41,005	31,373	14,061
Financial guarantee provided to related party	18,350	24,245	340,900
Joint ventures | Provision of engineering, construction and supervisory services
Sales of goods and services rendered
Services rendered	2,046	41,423
Joint ventures | Rental revenue of land use rights and buildings
Sales of goods and services rendered
Rental revenue of land use rights and buildings	426
Joint ventures | Purchases of key and auxiliary materials, equipment and finished goods
Purchase of goods and services
Purchase of goods	6,516,087	3,799,116	1,276,078
Joint ventures | Provision of utilities services
Sales of goods and services rendered
Provision of utility services	19,537	3,386
Joint ventures | Provision of other services
Purchase of goods and services
Purchase of services	269,204	151,552
Associates
Sales of goods and services rendered
Sales of materials and finished goods	705,052	605,449	2,165,445
Provision of utility services	1,122	584	553
Other significant related party transactions
Entrusted loans and other borrowings to related parties	1,100,000
Interest income on entrusted loans and other borrowings to related parties	24,425
Financial guarantee provided to related party			17,470
Associates | Purchases of key and auxiliary materials, equipment and finished goods
Purchase of goods and services
Purchase of goods	1,175	31,413	414,539
Shandong Aluminum, Shanxi Aluminum Plant and China Great Wall Aluminum Corporation
Other significant related party transactions
Borrowing from related parties	3,901,000	5,145,959	5,929,000
Interest expense on borrowings, discounted notes and factoring arrangement from related parties	225,934	226,118	149,213
Disposal assets under sale and leaseback contract to related parties	600,000	1,040,000	1,150,000
Finance lease under a sale and leaseback contract from related parties	600,036	1,040,036	1,150,064
Trade receivable factoring arrangement from related parties	1,570,000
Discounted notes receivable to a related parties	523,253	40,200	122,000
Financial guarantees provided	¥ 4,000	¥ 23,000	¥ 27,000